Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Other accrued liability
Vessel operations	$ 10,694	$ 13,783	$ 17,987
Payroll and employee benefits	15,367	13,594	13,996
Marine operations	5,901	7,077	6,787
Terminal operations	8,188	9,297	11,219
Fuel	5,671	10,590	5,750
Interest	5,451	12,368	7,344
Legal settlements	10,180	8,066	12,767
Restructuring	24	233	1,853
Other liabilities	20,217	22,089	23,018
Total other accrued liabilities	$ 81,693	$ 97,097	$ 100,721